Condensed Consolidating Statement of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue:
Listing	$ 106,484		$ 96,601							$ 301,281	$ 278,459	$ 371,939	$ 294,661	$ 238,413
Other	24,198		20,511							74,272	58,591	74,823	51,828	41,991
Total revenue	130,682	$ 109,712	117,112	$ 114,256	$ 105,682	$ 90,269	$ 90,148	$ 86,608	$ 79,464	375,553	337,050	446,762	346,489	280,404
Costs and expenses:
Cost of revenue (exclusive of amortization shown separately below)	19,361		16,926							58,472	50,291	67,612	54,638	45,342
Product development	22,058		20,212							65,235	56,952	77,082	58,226	43,152
Sales and marketing	42,963		42,234							143,850	117,251	154,995	112,967	93,366
General and administrative	23,874		22,995							72,115	69,467	93,131	75,169	56,311
Amortization expense	2,819		3,397							8,713	10,163	13,916	11,668	12,438
Operating income	19,607		11,348							27,168	32,926	40,026	33,821	29,795
Other income (expense):
Interest expense	(4,718)		(4,373)							(13,971)	(8,842)	(13,333)
Interest income	927		552							2,426	1,117	1,728	1,211	928
Other expense, net	(338)		(1,434)							(633)	(6,452)	(7,182)	(6,017)	(2,587)
Total other income (expense)	(4,129)		(5,255)							(12,178)	(14,177)	(18,787)	(4,806)	(1,659)
Income before income taxes	15,478		6,093							14,990	18,749	21,239	29,015	28,136
Income tax (expense) benefit	(5,625)		(845)							(9,757)	(5,909)	(7,272)	(11,724)	(13,175)
Net income	9,853		5,248							5,233	12,840	13,967	17,291	14,961
Less: Impact of noncontrolling interests, net of tax	(564)		336							(709)	(382)	583	(395)
Net income attributable to HomeAway, Inc.	10,417	$ 162	4,912	$ 3,867	$ 4,443	$ (1,557)	$ 8,478	$ 5,470	$ 5,295	5,942	13,222	13,384	$ 17,686	$ 14,961
Comprehensive income (loss) attributable to HomeAway, Inc.	(9,010)		(9,509)							(25,699)	6,997	(5,537)
Company [Member]
Costs and expenses:
Cost of revenue (exclusive of amortization shown separately below)	40		37							120	191	230
Product development	17		23							87	348	391
Sales and marketing	110		98							485	1,237	1,483
General and administrative	1,126		744							3,210	2,300	3,220
Amortization expense	63		63							188	188	251
Operating income	(1,356)		(965)							(4,090)	(4,264)	(5,575)
Other income (expense):
Equity in earnings of consolidated subsidiaries	14,092		7,163							14,994	17,831	23,176
Interest expense	(4,718)		(4,373)							(13,971)	(8,800)	(13,290)
Interest income	999		585							2,567	1,342	2,026
Other expense, net	151		(2)							785	(46)	(234)
Total other income (expense)	10,524		3,373							4,375	10,327	11,678
Income before income taxes	9,168		2,408							285	6,063	6,103
Income tax (expense) benefit	1,249		2,504							5,657	7,159	7,281
Net income	10,417		4,912							5,942	13,222	13,384
Net income attributable to HomeAway, Inc.	10,417		4,912							5,942	13,222	13,384
Comprehensive income (loss) attributable to HomeAway, Inc.	10,693		4,421							6,593	12,580	12,017
Guarantor Subsidiaries [Member]
Revenue:
Listing	64,319		51,232							177,996	143,882	195,882
Other	22,688		19,687							70,278	56,098	71,664
Total revenue	87,007		70,919							248,274	199,980	267,546
Costs and expenses:
Cost of revenue (exclusive of amortization shown separately below)	16,671		13,993							50,039	40,560	53,983
Product development	19,307		17,024							56,508	48,060	65,087
Sales and marketing	20,028		18,218							67,498	50,430	66,628
General and administrative	17,451		16,383							52,476	50,645	68,039
Amortization expense	1,327		1,370							3,980	4,038	5,381
Intercompany (income) expense, net	(3,541)		(6,311)							(14,905)	(18,064)	(19,105)
Operating income	15,764		10,242							32,678	24,311	27,533
Other income (expense):
Interest income	86		87							244	143	227
Other expense, net	(185)		(92)							(182)	(145)	(166)
Total other income (expense)	(99)		(5)							62	(2)	61
Income before income taxes	15,665		10,237							32,740	24,309	27,594
Income tax (expense) benefit	(5,962)		(4,196)							(12,808)	(10,833)	(12,476)
Net income	9,703		6,041							19,932	13,476	15,118
Net income attributable to HomeAway, Inc.	9,703		6,041							19,932	13,476	15,118
Comprehensive income (loss) attributable to HomeAway, Inc.	9,703		6,041							19,932	13,476	15,118
Non-Guarantor Subsidiaries [Member]
Revenue:
Listing	43,962		46,792							128,445	138,365	181,241
Other	2,217		1,884							6,356	5,466	6,545
Total revenue	46,179		48,676							134,801	143,831	187,786
Costs and expenses:
Cost of revenue (exclusive of amortization shown separately below)	5,154		5,379							15,835	16,301	21,969
Product development	2,734		3,165							8,640	8,544	11,604
Sales and marketing	22,825		23,918							75,867	65,584	86,884
General and administrative	5,297		5,868							16,429	16,522	21,872
Amortization expense	1,429		1,964							4,545	5,937	8,284
Intercompany (income) expense, net	3,541		6,311							14,905	18,064	19,105
Operating income	5,199		2,071							(1,420)	12,879	18,068
Other income (expense):
Interest expense	(288)		(266)							(802)	(804)	(1,108)
Interest income	130		146							417	394	540
Other expense, net	(304)		(1,340)							(1,236)	(6,261)	(6,782)
Total other income (expense)	(462)		(1,460)							(1,621)	(6,671)	(7,350)
Income before income taxes	4,737		611							(3,041)	6,208	10,718
Income tax (expense) benefit	(912)		847							(2,606)	(2,235)	(2,077)
Net income	3,825		1,458							(5,647)	3,973	8,641
Less: Impact of noncontrolling interests, net of tax	(564)		336							(709)	(382)	583
Net income attributable to HomeAway, Inc.	4,389		1,122							(4,938)	4,355	8,058
Comprehensive income (loss) attributable to HomeAway, Inc.	(15,314)		(12,808)							(37,230)	(1,228)	(9,496)
Consolidation, Eliminations [Member]
Revenue:
Listing	(1,797)		(1,423)							(5,160)	(3,788)	(5,184)
Other	(707)		(1,060)							(2,362)	(2,973)	(3,386)
Total revenue	(2,504)		(2,483)							(7,522)	(6,761)	(8,570)
Costs and expenses:
Cost of revenue (exclusive of amortization shown separately below)	(2,504)		(2,483)							(7,522)	(6,761)	(8,570)
Other income (expense):
Equity in earnings of consolidated subsidiaries	(14,092)		(7,163)							(14,994)	(17,831)	(23,176)
Interest expense	288		266							802	762	1,065
Interest income	(288)		(266)							(802)	(762)	(1,065)
Total other income (expense)	(14,092)		(7,163)							(14,994)	(17,831)	(23,176)
Income before income taxes	(14,092)		(7,163)							(14,994)	(17,831)	(23,176)
Net income	(14,092)		(7,163)							(14,994)	(17,831)	(23,176)
Net income attributable to HomeAway, Inc.	(14,092)		(7,163)							(14,994)	(17,831)	(23,176)
Comprehensive income (loss) attributable to HomeAway, Inc.	$ (14,092)		$ (7,163)							$ (14,994)	$ (17,831)	$ (23,176)